FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER:  811-06452

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:  Fidelity Union Street Trust II

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

SCOTT C. GOEBEL, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: 8/31

DATE OF REPORTING PERIOD: 07/01/2009 - 06/30/2010

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Union Street Trust II

BY: /s/ JOHN R. HEBBLE*
JOHN R. HEBBLE, TREASURER
DATE: 08/16/2010 02:33:36 PM

*BY: /s/ MARK LUNDVALL
MARK LUNDVALL, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JUNE 1, 2009 AND FILED HEREWITH.

VOTE SUMMARY REPORT
FIDELITY AMT TAX-FREE MONEY FUND
07/01/2009 - 06/30/2010

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY CASH CENTRAL, MUNICIPAL CASH CENTRAL AND TAX-FREE CASH CENTRAL FUNDS MEETING DATE: JUL 15, 2009
TICKER: SECURITY ID: 31635A501
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Trustee James C. Curvey	Management	For	For
1.2	Elect Trustee Albert R. Gamper, Jr.	Management	For	For
1.3	Elect Trustee Abigail P. Johnson	Management	For	For
1.4	Elect Trustee Arthur E. Johnson	Management	For	For
1.5	Elect Trustee Michael E. Kenneally	Management	For	For
1.6	Elect Trustee James H. Keyes	Management	For	For
1.7	Elect Trustee Marie L. Knowles	Management	For	For
1.8	Elect Trustee Kenneth L. Wolfe	Management	For	For

VOTE SUMMARY REPORT
FIDELITY ARIZONA MUNICIPAL MONEY MARKET FUND
07/01/2009 - 06/30/2010

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

DAYTON-MONTGOMERY CNTY PORT AUTH OHIO SPL MEETING DATE: JUN 4, 2010
TICKER: SECURITY ID: 23981TAB7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent To The Execution, Delivery And Performance By The Trustee Of (1) The Bond Trustee Consent And (2) The Non-Disturbance Agreement (each As Defined In The Notice), In Substantially The Forms Included With The Notice.	Management	None	Did Not Vote

FIDELITY CASH CENTRAL, MUNICIPAL CASH CENTRAL AND TAX-FREE CASH CENTRAL FUNDS MEETING DATE: JUL 15, 2009
TICKER: SECURITY ID: 31635A204
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Trustee James C. Curvey	Management	For	For
1.2	Elect Trustee Albert R. Gamper, Jr.	Management	For	For
1.3	Elect Trustee Abigail P. Johnson	Management	For	For
1.4	Elect Trustee Arthur E. Johnson	Management	For	For
1.5	Elect Trustee Michael E. Kenneally	Management	For	For
1.6	Elect Trustee James H. Keyes	Management	For	For
1.7	Elect Trustee Marie L. Knowles	Management	For	For
1.8	Elect Trustee Kenneth L. Wolfe	Management	For	For

VOTE SUMMARY REPORT
FIDELITY MUNICIPAL MONEY MARKET FUND
07/01/2009 - 06/30/2010

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

DAYTON-MONTGOMERY CNTY PORT AUTH OHIO SPL MEETING DATE: JUN 4, 2010
TICKER: SECURITY ID: 23981TAA9
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent To The Execution, Delivery And Performance By The Trustee Of (1) The Bond Trustee Consent And (2) The Non-Disturbance Agreement (each As Defined In The Notice), In Substantially The Forms Included With The Notice.	Management	None	Did Not Vote

DAYTON-MONTGOMERY CNTY PORT AUTH OHIO SPL MEETING DATE: JUN 4, 2010
TICKER: SECURITY ID: 23981TAC5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent To The Execution, Delivery And Performance By The Trustee Of (1) The Bond Trustee Consent And (2) The Non-Disturbance Agreement (each As Defined In The Notice), In Substantially The Forms Included With The Notice.	Management	None	Did Not Vote

FIDELITY CASH CENTRAL, MUNICIPAL CASH CENTRAL AND TAX-FREE CASH CENTRAL FUNDS MEETING DATE: JUL 15, 2009
TICKER: SECURITY ID: 31635A204
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Trustee James C. Curvey	Management	For	For
1.2	Elect Trustee Albert R. Gamper, Jr.	Management	For	For
1.3	Elect Trustee Abigail P. Johnson	Management	For	For
1.4	Elect Trustee Arthur E. Johnson	Management	For	For
1.5	Elect Trustee Michael E. Kenneally	Management	For	For
1.6	Elect Trustee James H. Keyes	Management	For	For
1.7	Elect Trustee Marie L. Knowles	Management	For	For
1.8	Elect Trustee Kenneth L. Wolfe	Management	For	For

POWER OF ATTORNEY

I, the undersigned President and Treasurer of the following investment companies:

Fidelity Aberdeen Street Trust
Fidelity Advisor Series II
Fidelity Advisor Series IV
Fidelity Boylston Street Trust
Fidelity California Municipal Trust
Fidelity California Municipal Trust II
Fidelity Central Investment Portfolios II LLC
Fidelity Charles Street Trust
Fidelity Colchester Street Trust
Fidelity Court Street Trust
Fidelity Court Street Trust II
Fidelity Fixed-Income Trust
Fidelity Garrison Street Trust
Fidelity Hereford Street Trust
Fidelity Income Fund	Fidelity Massachusetts Municipal Trust
Fidelity Money Market Trust
Fidelity Municipal Trust
Fidelity Municipal Trust II
Fidelity Newbury Street Trust
Fidelity New York Municipal Trust
Fidelity New York Municipal Trust II
Fidelity Oxford Street Trust
Fidelity Phillips Street Trust
Fidelity Revere Street Trust
Fidelity School Street Trust
Fidelity Union Street Trust
Fidelity Union Street Trust II
Variable Insurance Products Fund V

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Mark Lundvall and Jay Burke my true and lawful attorney-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 1, 2009.

WITNESS my hand on this 1st day of June 2009.

/s/ John R. Hebble

John R. Hebble

Treasurer